TAXES, Tax Jurisdiction (Details)	12 Months Ended
Mar. 31, 2020
United States
Taxes [Abstract]
Open tax year	2018
U.K.
Taxes [Abstract]
Open tax year	2017
Guyana
Taxes [Abstract]
Open tax year	2013
Nigeria
Taxes [Abstract]
Open tax year	2012
Trinidad
Taxes [Abstract]
Open tax year	2010
Australia
Taxes [Abstract]
Open tax year	2016
Norway
Taxes [Abstract]
Open tax year	2016